Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The components of the net deferred tax asset are as follows:

	In Thousands
	2016	2015
Deferred tax asset:
Federal	$11,316	8,954
State	1,863	1,380
	13,179	10,334
Deferred tax liability:
Federal	(2,010)	(1,905)
State	(411)	(390)
	(2,421)	(2,295)
Net deferred tax asset	$10,758	8,039

The tax effects of each type of significant item that gave rise to deferred tax assets (liabilities) are:

	In Thousands
	2016	2015
Financial statement allowance for loan losses in excess of tax allowance	$8,252	8,317
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(1,941)	(1,815)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,423	1,174
Writedown of other real estate not deductible for income tax purposes until sold	287	162
Financial statement income on FHLB stock dividends not recognized for tax purposes	(480)	(480)
Unrealized loss on securities available-for-sale	2,533	528
Other items, net	684	153
	$10,758	8,039

The components of income tax expense (benefit) are summarized as follows:

	In Thousands
	Federal	State	Total
2016
Current	$12,910	2,095	15,005
Deferred	(136)	(28)	(164)
Total	$12,774	2,067	14,841
2015
Current	$10,871	1,653	12,524
Deferred	1,028	210	1,238
Total	$11,899	1,863	13,762
2014
Current	$10,201	1,475	11,676
Deferred	526	108	634
Total	$10,727	1,583	12,310

A reconciliation of actual income tax expense of $14,841,000, $13,762,000 and $12,310,000 for the years ended December 31, 2016, 2015 and 2014, respectively, to the “expected” tax expense (computed by applying the statutory rate of 34% to earnings before income taxes) is as follows:

	In Thousands
	2016	2015	2014
Computed “expected” tax expense	$13,761	12,793	11,250
State income taxes, net of Federal income tax benefit	1,364	1,243	1,029
Tax exempt interest, net of interest expense exclusion	(401)	(266)	(244)
Federal income tax rate in excess of statutory rate related to taxable income over $10 million	370	312	290
Earnings on cash surrender value of life insurance	(283)	(298)	(128)
Expenses not deductible for tax purposes	40	35	37
Stock based compensation expense	35	13	14
Other	(45)	(70)	62
	$14,841	13,762	12,310

Total income tax expense for 2016, 2015 and 2014, includes $176,000, $71,000 and $209,000 of expense related to the realized gain and loss, respectively, on sale of securities.
As of December 31, 2016, 2015 and 2014 the Company has not accrued or recognized interest or penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.
There were no unrecognized tax benefits at December 31, 2016.
Wilson Bank does not expect that unrecognized tax benefits will significantly increase or decrease within the next 12 months. Included in the balance at December 31, 2016, were approximately $13.2 million of tax positions (deferred tax assets) for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. Because of the impact of deferred tax accounting, other than interest, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.
The Company and Wilson Bank file income tax returns in the United States (“U.S.”), as well as in the State of Tennessee. The Company is no longer subject to U.S. federal or state income tax examinations by tax authorities for years before 2012. The Company’s Federal tax returns have been audited through December 31, 2004 with no changes.